united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sierra Core Retirement Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2016
Shares		Value
	EXCHANGE TRADED FUND - 2.3%
	DEBT FUND - 2.3%
74,342	iShares 20+ Year Treasury Bond ETF (Cost $9,342,351)	$ 10,326,104

	MUTUAL FUNDS - 95.6%
	ALTERNATIVE INVESTMENT - 2.7%
1,049,942	AQR Equity Market Neutral Fund - Class I	12,084,829
1	AQR Style Premia Alternative Fund - Class I	10
		12,084,839
	ASSET ALLOCATION FUND - 0.0%
1	361 Managed Futures Fund - Class I	11

	DEBT FUNDS - 87.4%
5,124,335	AB High Income - Class I	43,146,899
621,824	Blackrock Strategic Municipal Opportunities Fund - Institutional Class	7,412,145
933,120	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	12,765,085
1,460,732	DoubleLine Emerging Markets Fixed Income Bond Fund - Class I	14,753,389
2,221,833	DoubleLine Total Return Bond Fund - Class I	24,284,633
459,184	Highland Global Allocation	4,500,000
7,244,905	Ivy Municipal High Income Fund - Class I	39,050,039
1,932,793	MainStay High Yield Municipal Bond Fund - Institutional Class	24,739,753
404,526	Nuveen High Income Bond Fund - Class I	2,928,771
876,907	Nuveen High Yield Municipal Bond Fund - Institutional Class	15,740,488
204,235	Nuveen Symphony Credit Opportunities Fund - Class I	3,913,139
3,875,101	Oppenheimer Rochester High Yield Municipal Fund - Class Y	28,520,747
3,174,182	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	32,408,401
828,310	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	8,647,558
2,572,300	PIMCO High Yield Fund - Institutional Class	21,967,324
761,057	PIMCO Mortgage Opportunities Fund - Institutional Class	8,424,904
2,652,150	Principal Preferred Securities Fund - Institutional Class	26,786,716
790,766	Salient Select Income Fund - Institutional Class +	18,749,064
2,133,127	TCW Total Return Bond Fund - Class I	22,291,053
2,168,338	Western Asset Managed Municipals Fund - Class I	37,165,315
		398,195,423
	EQUITY FUND - 5.5%
1,738,003	Deutsche Global Infrastructure Fund - Institutional Class	25,062,004

	TOTAL MUTUAL FUNDS (Cost $415,826,662)	435,342,277

	Sierra Core Retirement Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2016
Shares		Value
	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
10,472,302	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.01% * (Cost $10,472,302)	$ 10,472,302

	TOTAL INVESTMENTS - 100.2% (Cost $435,641,315) (a)	$ 456,140,683
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(703,700)
	NET ASSETS - 100%	$ 455,436,983

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $435,738,248 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 20,551,861
	Unrealized Depreciaiton:	(149,426)
	Net Unrealized Appreciation:	$ 20,402,435

+ Affiliated company - Sierra Core holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 391,083,900	$ 44,258,377	$ -	$ 435,342,277
Exchange Traded Funds	10,326,104			10,326,104
Short-Term Investment	10,472,302	-	-	10,472,302
Total	$ 411,882,306	$ 44,258,377	$ -	$ 456,140,683

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 3.3%
	DEBT FUNDS - 3.3%
105,088	iShares 20+ Year Treasury Bond ETF (Cost $13,208,236)	$ 14,596,723

	MUTUAL FUNDS - 93.3%
	ALTERNATIVE INVESTMENT - 5.2%
2,001,225	AQR Equity Market Neutral Fund - Class I	23,034,097

	ASSET ALLOCATION FUND - 0.4%
193,653	Arrow Alternative Solutions Fund - Institutional Class	1,704,145

	DEBT FUNDS - 87.7%
2,505,344	AB High Income - Class I	21,094,997
867,453	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	6,768,707
2,052,063	Ashmore Emerging Markets Total Return Fund - Institutional Class	16,299,868
295,669	Cohen & Steers Preferred Securities and Income Fund, Inc. - Class I	4,044,753
649,280	Columbia U.S. Government Mortgage Fund - Class Z	3,577,544
2,252,909	DoubleLine Total Return Bond Fund - Class I	24,624,299
1,012,795	Highland Floating Rate Opportunities Fund - Class Z	7,018,671
1,112,717	Invesco Floating Rate Fund - Class Y	8,089,452
97,800	JPMorgan Emerging Markets - Select Class	800,000
1,307,767	JPMorgan Mortgage-Backed Securities Fund - Select Class	14,987,009
2,107,263	Lord Abbett High Yield Municipal Bond Fund - Class A	25,603,250
1,679,852	MainStay Floating Rate Fund - Class I	15,320,250
2,122,040	MainStay High Yield Municipal Bond Fund - Class I	27,162,118
1,272,793	Nuveen High Income Bond Fund - Class I	9,215,023
3,047,332	Nuveen High Yield Municipal Bond Fund - Institutional Class	54,699,610
188,798	Nuveen Symphony Credit Opportunities Fund - Class I	3,617,380
1,463,204	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	14,939,313
396,702	PIMCO Emerging Markets Corporate Bond Fund - Institutional Class	4,014,618
1,058,698	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	11,052,803
3,464,570	PIMCO High Yield Fund - Class I	29,587,265
1,900,002	PIMCO High Yield Municipal Bond Fund - Institutional Class	17,613,016
2,353	PIMCO Income Fund - Institutional Class	27,974
1,577,808	PIMCO Mortgage Opportunities Fund - Institutional Class	17,466,335
546,971	Principal Preferred Securities Fund - Institutional Class	5,524,411
991,771	Prudential Muni High Income Fund - Class Z	10,572,276
581,564	Salient Select Income Fund - Institutional Class	13,788,883
1,168,824	TCW Total Return Bond Fund - Class I	12,214,141
164,238	Thompson Bond Fund	1,801,696
436,340	Western Asset Managed Municipals Fund - Class I	7,478,855
		389,004,517

	TOTAL MUTUAL FUNDS (Cost $397,705,672)	413,742,759
Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016
Shares		Value
	SHORT-TERM INVESTMENT - 3.6%
	MONEY MARKET FUND - 3.6%
15,801,078	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.01% * (Cost $15,801,078)	$ 15,801,078

	TOTAL INVESTMENTS - 100.2% (Cost $426,714,986) (a)	$ 444,140,560
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(746,427)
	NET ASSETS - 100%	$ 443,394,133

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $426,791,414 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 17,597,770
	Unrealized Depreciation:	(248,624)
	Net Unrealized Appreciation:	$ 17,349,146

+ Non - income producing securitiy
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 343,591,089	$ 70,151,670	$ -	$ 413,742,759
Exchange Traded Funds	14,596,723			14,596,723
Short-Term Investment	15,801,078	-	-	15,801,078
Total	$ 373,988,890	$ 70,151,670	$ -	$ 444,140,560

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 8/26/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 8/26/2016